Financial Instruments - Summary of sensitivity analysis for financial instruments with floating rates (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Profit before income taxes	¥ (657)	¥ (674)